MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS
20	MAJOR CUSTOMERS

The Group primarily sells to customers located in China/Hong Kong.

The following table summarizes net revenues and accounts receivable for customers, which accounted for 10% or more of the Group's net revenues and accounts receivable:

	Net revenues
	Year ended December 31,
	2013	2014	2015

Customer A	N/A	18%	18%
Customer B	13%	N/A	N/A
Customer C	15%	15%	N/A
Customer D	16%	N/A	N/A
Customer E	N/A	11%	10%
Customer F	N/A	N/A	11%
Customer G	N/A	12%	20%
Customer H	N/A	10%	12%
	44%	66%	71%

	Accounts receivable
	At December 31,
	2014	2015

Customer A	33%	20%
Customer C	14%	N/A
Customer E	10%	10%
Customer F	13%	18%
Customer G	N/A	26%
Customer I	10%	N/A
	80%	74%